REALIZED AND UNREALIZED (LOSS)/GAIN ON OIL AND GAS DERIVATIVE INSTRUMENTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Derivative Instruments, Gain (Loss) [Line Items]
Realized gain on oil and gas derivative instruments, net	$ 141,088	$ 199,907	$ 232,020
Unrealized (loss)/gain on oil and gas derivative instruments, net	(101,862)	(284,658)	288,977
Realized and unrealized gain/(loss) on oil and gas derivative instruments	39,226	(84,751)	520,997
Gas
Derivative Instruments, Gain (Loss) [Line Items]
Realized gain/(loss) on derivatives	22,950	39,232	139,929
Unrealized gain/(loss) on derivatives	(6,511)	(142,521)	121,959
Oil
Derivative Instruments, Gain (Loss) [Line Items]
Realized gain/(loss) on derivatives	68,700	73,120	110,696
Unrealized gain/(loss) on derivatives	(47,272)	(76,847)	55,315
Commodity swap
Derivative Instruments, Gain (Loss) [Line Items]
Realized mark-to-market (“MTM”) adjustment on commodity swap derivatives	49,438	87,555	(18,605)
Unrealized MTM adjustment for commodity swap derivatives	$ (48,079)	$ (65,290)	$ 111,703